Cash, Cash Equivalents and Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Cash, Cash Equivalents and Restricted Cash
Cash, cash equivalents and restricted cash were as follows (in millions):

	As of
	December 31, 2022	December 31, 2021
Cash and cash equivalents	$262	$1,610
Restricted cash, long-term (a)	15	16
Total cash, cash equivalents and restricted cash	$277	$1,626
__________________
(a)Included in Other assets on the consolidated balance sheets

Schedule of Cash, Cash Equivalents and Restricted Cash
Cash, cash equivalents and restricted cash were as follows (in millions):

	As of
	December 31, 2022	December 31, 2021
Cash and cash equivalents	$262	$1,610
Restricted cash, long-term (a)	15	16
Total cash, cash equivalents and restricted cash	$277	$1,626
__________________
(a)Included in Other assets on the consolidated balance sheets

Schedule of Fair Value, Assets Measured on Recurring Basis
The components of cash equivalents and short-term investments measured at fair value on a recurring basis were as follows (in millions):

		As of
	Fair value level	December 31, 2022	December 31, 2021
Cash equivalents:
Money market funds	Level 1	$204	$1,610
U.S. Treasury securities	Level 2	57	—
Total cash equivalents		$261	$1,610
Short-term investments:
U.S. Treasury securities	Level 2	$839	$—
Total short-term investments		$839	$—

Schedule of U.S Treasury Securities , Amortized Costs and Fair Value
The amortized cost, unrealized gains and losses, and fair value of available-for-sale debt securities were as follows (in millions):

	As of December 31, 2022
	Amortized cost	Unrealized losses	Fair value
U.S. Treasury securities	$841	$(2)	$839